BUSINESS ACQUISITION - Acquisition Of W.D Technology (Details) ¥ in Thousands, $ in Thousands	Feb. 06, 2024 CNY (¥)	Feb. 06, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Fair value of the assets acquired and the liabilities assumed
Goodwill			¥ 6,528	$ 894	¥ 5,690
W.D Technology
BUSINESS ACQUISITION
Percentage of equity interest acquired	77.00%
Fair value of the assets acquired and the liabilities assumed
Purchase consideration	¥ 374,306	$ 52,700
Net assets acquired	208,412
Goodwill	839
Non-controlling interests	(112,945)
Total	374,306
Cash and cash equivalents	224,000
Other receivables	37,100
Property, equipment and software	43,300
Other payables and accrued liabilities	104,600
W.D Technology | Customer relationships
Fair value of the assets acquired and the liabilities assumed
Identifiable intangible assets acquired	94,000
W.D Technology | Trademarks
Fair value of the assets acquired and the liabilities assumed
Identifiable intangible assets acquired	91,000
W.D Technology | Technology
Fair value of the assets acquired and the liabilities assumed
Identifiable intangible assets acquired	80,000
W.D Technology | Non-compete agreements
Fair value of the assets acquired and the liabilities assumed
Identifiable intangible assets acquired	¥ 13,000